Income Tax Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Income Tax Disclosure	12. Income Taxes

The Company has non-capital losses carried forward of $1,085,252 available to offset taxable income in future years which expires beginning in fiscal 2027.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26% (2018 - 26%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2019 $	2018 $
Loss before income tax	(86,161)	(328,497)
Statutory tax rate	27%	27%
Expected tax expense (recovery)	(23,000)	(88,690)

Permanent differences and other	(50,391)	27,420
Effect of foreign exchange	(15,000)	93,130
Effect of change in tax rate	-	(12,620)
Change in valuation allowance	88,391	(19,240)
Provision for income taxes	-	-

	2019 $	2018 $
Deferred income tax assets (liability)
Non-capital losses carried forward	344,000	255,710
Marketable securities	14,000	19,681
Resource pool	21,000	15,257
Asset retirement obligation	1,000	1,039
Total gross deferred income tax assets	378,000	289,609
Valuation allowance	378,000	289,609
Net deferred income tax asset	-	-